UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04443
Investment Company Act File Number
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
March 31
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund
Eaton Vance California Limited Maturity Municipal Income Fund
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund
Eaton Vance National Limited Maturity Municipal Income Fund
Eaton Vance New Jersey Limited Maturity Municipal Income Fund
Eaton Vance New York Limited Maturity Municipal Income Fund
Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.0%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 1.5%
$1,000	Idaho Board Bank Authority, 5.00%, 9/15/22	$1,126,760

		$1,126,760

Education — 15.0%
$1,000	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	$1,046,650
500	Delaware County, PA, (Villanova University), 5.00%, 12/1/20	561,220
280	Indiana University, IN, 5.00%, 8/1/20	315,756
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,681,275
1,500	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	1,585,665
500	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	624,925
1,000	Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,195,470
1,000	New York Dormitory Authority, (State University Educational Facilities), 5.25% to 5/15/12 (Put Date), 11/15/23	1,076,130
150	Purdue University, IN, 5.00%, 7/1/21	169,722
450	Purdue University, IN, 5.00%, 7/1/22	513,283
1,000	University of Houston, TX, 5.00%, 2/15/21	1,124,750
1,000	University of Pittsburgh, PA, 5.25%, 9/15/23	1,152,940

		$11,047,786

Electric Utilities — 9.8%
$670	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$731,747
1,000	Connecticut Development Authority, (United Illuminating Co.), 5.75% to 2/1/12 (Put Date), 6/1/26	1,046,840
1,000	Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24(1)	1,078,050
500	Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	535,645
800	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	860,112
1,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	1,135,740
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/23	513,365
1,000	Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,167,840
135	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	138,606

		$7,207,945

General Obligations — 8.0%
$150	Henrico County, VA, (Public Improvements), 5.00%, 12/1/20	$180,633
2,000	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	1,596,580
1,100	Three Village, NY, Central School District, 4.00%, 5/1/21	1,164,625
1,500	Virginia, 5.00%, 6/1/28	1,666,815
645	Will, Grundy, Etc. Counties, IL, Community College District No. 525, 5.50%, 6/1/18	761,984
500	Wilmington, DE, 5.00%, 12/1/25	554,620

		$5,925,257

Hospital — 8.7%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$1,041,390
1,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,087,270
1,000	Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,056,440
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,036,630
275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	305,761
1,365	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,484,997
200	Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	216,542

1

Principal
Amount
(000’s omitted)	Security	Value
$175	Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	$189,606

		$6,418,636

Insured-Education — 3.1%
$1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,189,770
1,000	Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,084,170

		$2,273,940

Insured-Electric Utilities — 2.8%
$1,000	Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,090,650
850	South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	942,599

		$2,033,249

Insured-General Obligations — 3.9%
$1,000	Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,220,020
500	New York, NY, (AGM), 5.00%, 4/1/22	539,990
1,000	Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,142,360

		$2,902,370

Insured-Other Revenue — 0.7%
$500	Saint Johns County, FL, Industrial Development Authority, (Professional Golf Hall of Fame), (NPFG), 5.00%, 9/1/20	$506,495

		$506,495

Insured-Special Tax Revenue — 4.7%
$1,000	Jefferson, LA, Sales Tax, (AGC), 5.00%, 12/1/21	$1,115,370
700	Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	786,086
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,079,200
500	Tamarac, FL, Sales Tax, (FGIC), (NPFG), 5.00%, 4/1/18	527,070

		$3,507,726

Insured-Transportation — 2.2%
$1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,120,530
420	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	476,801

		$1,597,331

Insured-Water and Sewer — 4.9%
$1,000	Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,114,850
1,000	Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,101,640
1,000	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,122,410
250	Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	292,555

		$3,631,455

Nursing Home — 0.2%
$125	Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$125,773

		$125,773

Other Revenue — 4.1%
$890	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$752,878
500	Florida Board of Education, 5.00%, 7/1/19	569,080
1,000	New York, NY, Transitional Finance Authority, 5.25%, 1/15/27	1,089,670
530	Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	619,188

		$3,030,816

Pooled Loans — 2.2%
$1,500	New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,652,760

		$1,652,760

2

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 0.8%
$275	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$274,469
590	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(2)	326,801

		$601,270

Special Tax Revenue — 5.2%
$1,000	Alabama Public School & College Authority, 5.00%, 5/1/19	$1,141,430
385	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	385,520
500	California State Economic Recovery, 5.00%, 7/1/18	569,345
310	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11(3)	137,950
75	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	75,507
130	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	119,968
230	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	175,561
65	Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	64,160
500	Mahoning County, OH, Sales Tax, 5.60%, 12/1/11	520,780
185	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(3)	88,781
255	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	255,168
140	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	125,873
100	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	92,436
20	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(3)	5,792
105	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	91,287

		$3,849,558

Student Loan — 1.4%
$1,000	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,036,190

		$1,036,190

Transportation — 11.8%
$1,000	Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,094,290
1,000	Maryland Transportation Authority, 5.00%, 7/1/20	1,161,480
500	Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	556,340
1,250	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,390,600
1,000	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	1,191,440
1,000	Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,083,930
1,000	Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,119,870
1,000	Texas Transportation Commission First Tier, 5.00%, 4/1/21	1,130,590

		$8,728,540

Water and Sewer — 5.0%
$750	Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/21	$851,025
1,000	Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,215,340
750	Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	865,793
670	New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	749,938

		$3,682,096

Total Tax-Exempt Investments — 96.0% (identified cost $66,728,762)		$70,885,953

3

Short-Term Investments — 2.9%

Principal
Amount
(000’s omitted)	Description	Value
$2,129	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$2,128,501

Total Short-Term Investments — 2.9% (identified cost $2,128,501)		$2,128,501

Total Investments — 98.9% (identified cost $68,857,263)		$73,014,454

Other Assets, Less Liabilities — 1.1%		$786,899

Net Assets — 100.0%		$73,801,353

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company.

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Massachusetts	12.4%
		Others, representing less than 10% individually	86.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 22.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 6.8% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security is in default and making only partial interest payments.

(3)		Defaulted bond.

4

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	70 U.S. 10-Year Treasury Note	Short	$(8,426,005)	$(8,578,281)	$(152,276)

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $152,276.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,825,406

Gross unrealized appreciation	$4,921,061
Gross unrealized depreciation	(732,013)

Net unrealized appreciation	$4,189,048

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$70,885,953	$—	$70,885,953
Short-Term Investments	—	2,128,501	—	2,128,501

Total Investments	$—	$73,014,454	$—	$73,014,454

Liability Description

Futures Contracts	$(152,276)	$—	$—	$(152,276)

Total	$(152,276)	$—	$—	$(152,276)

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance National Limited Maturity Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.2%
$575	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$555,847
1,105	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	1,111,939

		$1,667,786

Education — 3.4%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	$2,158,360
410	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	406,593
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	107,495
5,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 12/15/24	5,714,500
1,580	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	1,871,826
2,500	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,908,125
500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	548,365
250	Ohio State University General Receipts, 5.00%, 12/1/23	278,815
500	Ohio State University General Receipts, 5.25%, 12/1/17	556,335
1,700	University of Illinois, 0.00%, 4/1/15	1,496,272
1,000	University of Illinois, 0.00%, 4/1/16	839,470
5,245	University of Texas, 5.25%, 7/1/26	6,248,316

		$23,134,472

Electric Utilities — 9.2%
$6,705	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$7,322,933
2,000	Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,150,620
3,200	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,440,448
3,000	Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,294,810
2,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,271,480
3,500	Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,693,410
3,500	Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,702,265
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,724,900
3,000	New Hampshire Business Finance Authority Pollution Control, (United Illuminating Co.), (AMT), 7.125% to 2/1/12 (Put Date), 7/1/27	3,158,970
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70% to 10/1/12 (Put Date), 6/1/36	3,053,690
400	Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	435,016
5,000	Pennsylvania Economic Development Financing Authority, Pollution Control Revenue, (PPL Electric Utility Corp.), 4.85% to 10/1/10 (Put Date), 10/1/23	5,027,000
6,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,882,525
3,000	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 6.00% to 10/1/11 (Put Date), 10/1/38	3,126,300
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,311,238
1,365	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	1,401,459
6,500	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	6,836,115
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,643,600

		$62,476,779

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 2.5%
$45	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Escrowed to Maturity, 5.00%, 11/15/16	$52,859
65	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/20	76,834
85	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/22	100,476
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,510,480
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,238,100
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,346,261
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,306,063
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,212,000
165	Richland County, OH, Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	170,277
5,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,755,800

		$16,769,150

General Obligations — 7.1%
$1,000	Chemeketa, OR, Community College District, 5.50%, 6/15/22	$1,157,870
395	Franklin County, OH, 5.00%, 12/1/12	436,641
2,220	Gwinnett County, GA, School District, 5.00%, 2/1/26	2,582,570
500	Hamilton, OH, School District, 6.15%, 12/1/15	603,465
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	11,698,300
2,985	Michigan, 6.00%, 11/1/22	3,455,615
7,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	6,994,890
785	New York, NY, 5.625%, 12/1/13	838,223
15,320	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	8,828,457
10,000	Wake County, NC, 5.00%, 2/1/16	11,676,400

		$48,272,431

Health Care-Miscellaneous — 0.0%(1)
$202	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	$206,461

		$206,461

Hospital — 7.8%
$6,500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$6,769,035
3,000	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	3,338,760
6,000	Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,550,380
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,681,975
1,205	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,322,945
1,860	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,952,089
2,835	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,954,438
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	3,068,734
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,106,370
1,250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,333,975
7,470	Michigan Hospital Finance Authority, (Ascension Health Care), 5.00% to 11/1/12 (Put Date), 11/1/27(3)	8,041,007
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,004,300
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,109,460
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,866,392
1,905	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,972,646
955	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	946,615
970	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,006,647
85	Richland County, OH, Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	86,323
2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,143,180

Principal
Amount
(000’s omitted)	Security	Value
$1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	$1,100,010
1,750	Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,861,160

		$53,216,441

Housing — 0.5%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,305,500
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	585,318
625	Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	525,550
95	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(4)	56,999

		$3,473,367

Industrial Development Revenue — 9.0%
$1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00% to 5/1/15 (Put Date), 5/1/29	$1,495,980
2,085	DeSoto Parish, LA, (International Paper Co.), (AMT), 5.00%, 11/1/18	2,074,471
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	2,055,340
9,990	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	10,462,127
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,034,220
5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,671,696
1,420	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,181,440
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,373,976
1,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	925,270
1,560	New Jersey Economic Development Water Facilities Authority, (New Jersey American Water Co., Inc.), 5.10%, 6/1/23(5)	1,560,000
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	3,065,610
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,956,113
5,000	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	5,391,650
1,950	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,987,382
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	9,671,948
3,325	Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,533,311
7,915	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	7,297,867

		$61,738,401

Insured-Education — 1.2%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,149,335
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,735,504
500	Southern Illinois University, Housing and Auxiliary Facilities, (NPFG), 0.00%, 4/1/17	375,890

		$8,260,729

Insured-Electric Utilities — 3.4%
$5,335	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series B, (FGIC), (AMT), 4.75%, 12/1/23	$5,201,465
750	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	778,027
8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00% to 3/15/12 (Put Date), 12/1/34	8,401,440
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,343,410
4,225	Long Island Power Authority, NY, (FGIC), (NPFG), 5.00%, 12/1/19	4,644,458
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,111,450

		$23,480,250

Insured-Escrowed/Prerefunded — 2.1%
$425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$426,216
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,153,160
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,406,140

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/18	$2,270,760
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,135,380
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,676,900
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	406,763

		$14,475,319

Insured-General Obligations — 7.5%
$200	Amherst, OH, School District, (FGIC), (NPFG), 5.00%, 12/1/11	$211,532
250	Athens, OH, City School District, (AGM), 5.45%, 12/1/10	255,445
8,000	Boston, MA, (NPFG), 0.125%, 3/1/22	5,244,800
265	Clinton Massie, OH, Local School District, (AMBAC), 0.00%, 12/1/11	260,355
225	Finneytown, OH, Local School District, (FGIC), (NPFG), 6.15%, 12/1/11	241,159
1,000	Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	916,530
500	Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	607,490
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	6,098,700
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,262,307
625	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	749,131
10,000	Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,626,400
5,205	New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,771,772
3,440	Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,884,930
2,000	San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	1,105,560
175	Scioto Valley and Ross County, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/11	171,257
2,300	Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	2,422,452
1,000	St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	866,080
500	Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	556,040
670	Upper Arlington, OH, City School District, (AGM), 5.00%, 12/1/21	726,126
10,000	Washington, (AMBAC), 0.00%, 12/1/22	6,094,000
4,275	West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	2,775,501
460	Wyoming School District, (FGIC), (NPFG), 5.75%, 12/1/17	542,299

		$51,389,866

Insured-Hospital — 1.7%
$500	Cuyahoga County, OH, (MetroHealth System), (NPFG), 5.50%, 2/15/12	$531,770
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/11	1,023,300
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/12	1,058,290
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	1,077,900
500	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	546,210
3,405	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,595,101
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,923,150

		$11,755,721

Insured-Industrial Development Revenue — 0.1%
$500	Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$531,190

		$531,190

Insured-Lease Revenue/Certificates of Participation — 0.7%
$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	$2,221,280
500	Ohio Building Authority, (AGM), 5.50%, 10/1/11	530,920
2,100	Texas Public Finance Authority, (NPFG), 0.00%, 2/1/12	2,052,939

		$4,805,139

Insured-Other Revenue — 2.0%
$10,285	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (NPFG), 5.00%, 3/1/13	$10,792,565
500	Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	534,445

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	$1,039,490
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (NPFG), 5.25%, 12/1/14	1,069,390

		$13,435,890

Insured-Pooled Loans — 2.8%
$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,399,500
13,640	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	13,472,092

		$18,871,592

Insured-Special Tax Revenue — 5.7%
$3,000	Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$3,007,230
5,000	Denver, CO, City and County Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,747,300
6,040	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	5,899,811
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	12,105,300
5,000	Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	6,131,850
4,920	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	5,606,980
250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	274,155

		$38,772,626

Insured-Student Loan — 1.2%
$7,500	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$7,850,175

		$7,850,175

Insured-Transportation — 5.9%
$2,295	Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,381,567
250	Cleveland, OH, Airport System, (AGM), 5.00%, 1/1/23	259,548
1,000	Denver, CO, City and County Airport, (AGM), (AMT), 5.00%, 11/15/11	1,053,190
1,000	Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,060,140
1,045	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,170,954
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,089,520
2,000	Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	2,099,340
985	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	950,417
8,125	Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,819,687
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,061,050
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (NPFG), (AMT), 5.25%, 1/1/11	2,039,060
10,000	New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	4,960,000
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,757,250
1,040	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,180,650
1,750	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	2,076,427
1,000	Port of Seattle, WA, (NPFG), (AMT), 6.00%, 2/1/11	1,028,330
2,940	St. Louis, MO, Lambert-St. Louis International Airport, (AGM), 5.00%, 7/1/20(6)	3,123,544

		$40,110,674

Insured-Water and Sewer — 1.5%
$475	Cleveland, OH, Waterworks, (AGM), 5.375%, 1/1/16	$504,593
3,125	Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,464,656
3,000	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,453,540
2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	2,721,844

		$10,144,633

Lease Revenue/Certificates of Participation — 2.3%
$5,265	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	$5,720,107
2,240	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,399,018
1,945	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	2,050,944

Principal
Amount
(000’s omitted)	Security	Value
$3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	$3,888,180
1,755	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,767,250

		$15,825,499

Nursing Home — 0.3%
$2,365	Connecticut State Development Authority, (Alzheimer’s Resource Center), 5.20%, 8/15/17	$2,262,501

		$2,262,501

Other Revenue — 3.4%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,016,670
4,435	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	3,751,700
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,051,664
200	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(2)	198,258
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	3,525,930
4,225	Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	3,994,526
150	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	147,542
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	631,533
300	Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	281,175
5,250	Seminole Tribe, FL, 5.75%, 10/1/22(2)	5,127,832
1,700	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	164,356
2,530	Tennessee Energy Acquisition Corp., 5.25%, 9/1/17	2,564,484
970	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(2)	936,894

		$23,392,564

Pooled Loans — 0.7%
$220	Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$167,048
1,120	Idaho Board Bank Authority, 5.00%, 9/15/21	1,271,738
1,595	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,654,254
1,040	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	1,100,590
315	Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	273,937

		$4,467,567

Senior Living/Life Care — 0.9%
$1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/49	$737,168
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	1,008,390
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	201,122
2,240	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	2,110,483
625	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	588,650
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	758,490
495	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(7)	274,180
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	446,959

		$6,125,442

Solid Waste — 1.0%
$4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,044,400
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	3,080,790

		$7,125,190

Special Tax Revenue — 2.1%
$815	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$816,100
1,011	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	702,483
265	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11(4)	117,925
230	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	231,555
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	1,077,620
465	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	429,116
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,492,271
345	Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	340,539
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	250,040
4,000	Mahoning County, OH, (Sales Tax), 5.00%, 12/1/10	4,052,840

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	$2,083,120
1,225	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(4)	587,878
830	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	746,245
1,265	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,169,315
275	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(4)	79,640
315	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	273,861

		$14,450,548

Transportation — 8.3%
$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	$623,021
2,370	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	1,296,414
3,000	Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,414,330
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,655,200
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	11,575,900
5,000	Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,554,000
7,500	Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	8,590,200
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,634,150
5,000	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,562,400
250	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	297,860
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,139,140
10,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	10,623,800

		$56,966,415

Water and Sewer — 5.0%
$5,000	DeKalb County, GA, Water and Sewer, 5.25%, 10/1/26	$5,967,150
5,000	Fairfax County, VA, Water Authority, 5.00%, 4/1/18(8)	5,786,550
3,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,512,310
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	554,625
280	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	336,095
10,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	11,526,700
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	6,153,100

		$33,836,530

Total Tax-Exempt Investments — 99.5% (identified cost $652,845,569)		$679,291,348

Short-Term Investments — 0.2%

Principal
Amount
(000’s omitted)	Description	Value
$1,777	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$1,777,110

Total Short-Term Investments — 0.2% (identified cost $1,777,110)		$1,777,110

Total Investments — 99.7% (identified cost $654,622,679)		$681,068,458

Other Assets, Less Liabilities — 0.3%		$1,792,955

Net Assets — 100.0%		$682,861,413

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SUNY	-	State University of New York

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 35.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 17.5% of total investments.

(1)		Amount is less than 0.05%.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2010, the aggregate value of these securities is $10,520,925 or 1.5% of the Fund’s net assets.

(3)		Security represents the underlying municipal bond of an inverse floater.

(4)		Defaulted bond.

(5)		When-issued security.

(6)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)		Security is in default and making only partial interest payments.

(8)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	347 U.S. 10-Year Treasury Note	Short	$(41,768,911)	$(42,523,766)	$(754,855)
9/10	138 U.S. 30-Year Treasury Bond	Short	(17,116,674)	(17,595,000)	(478,326)

					$(1,233,181)

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,233,181.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$649,136,257

Gross unrealized appreciation	$36,538,863
Gross unrealized depreciation	(9,586,662)

Net unrealized appreciation	$26,952,201

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$679,291,348	$—	$679,291,348
Short-Term Investments	—	1,777,110	—	1,777,110

Total Investments	$—	$681,068,458	$—	$681,068,458

Liability Description

Futures Contracts	$(1,233,181)	$—	$—	$(1,233,181)

Total	$(1,233,181)	$—	$—	$(1,233,181)

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In June 2010, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance California Limited Maturity Municipal Income Fund in exchange for shares of the Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.

Eaton Vance California Limited Maturity Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.0%
$500	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	$521,025
500	University of California, 5.00%, 5/15/21	558,625

		$1,079,650

Electric Utilities — 4.0%
$500	Los Angeles Department of Water and Power Revenue, 5.25%, 7/1/23	$566,865
500	Vernon, Electric System Revenue, 5.125%, 8/1/21	525,855

		$1,092,720

Escrowed/Prerefunded — 3.1%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18(1)	$274,108
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	568,989

		$843,097

General Obligations — 3.1%
$750	Palo Alto, (Election of 2008), 5.00%, 8/1/28	$826,448

		$826,448

Hospital — 15.1%
$500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$520,695
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	541,100
500	California Health Facilities Financing Authority, (Scripps Health), 5.00%, 10/1/21	529,770
640	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	649,043
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	527,990
500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	543,635
200	San Benito Health Care District, 5.375%, 10/1/12	200,320
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	309,762
250	Washington Township Health Care District, 5.50%, 7/1/19	273,860

		$4,096,175

Housing — 2.6%
$750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$691,650

		$691,650

Industrial Development Revenue — 0.7%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$200,382

		$200,382

Insured-Education — 3.5%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$398,420
500	California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	553,695

		$952,115

Insured-Electric Utilities — 8.3%
$450	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$466,816
600	California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	681,054
500	Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	530,790
500	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	563,695

		$2,242,355

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 14.1%
$400	Barstow Unified School District, (FGIC), (NPFG), 5.25%, 8/1/18	$428,480
500	Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/12	482,810
1,080	Fillmore Unified School District, (FGIC), (NPFG), 0.00%, 7/1/15	916,023
760	Fresno Unified School District, (NPFG), 5.80%, 2/1/16	858,998
750	San Juan Unified School District, (AGM), 0.00%, 8/1/17	573,600
1,000	San Mateo County Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	552,780

		$3,812,691

Insured-Lease Revenue/Certificates of Participation — 1.8%
$460	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$480,226

		$480,226

Insured-Special Tax Revenue — 4.6%
$625	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	$653,656
500	San Mateo County Transportation District, (NPFG), 5.25%, 6/1/17	577,310

		$1,230,966

Insured-Transportation — 5.4%
$715	Port of Oakland, (NPFG), (AMT), 5.00%, 11/1/21	$715,258
675	San Jose Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	746,759

		$1,462,017

Lease Revenue/Certificates of Participation — 2.1%
$500	California Public Works, (University of California), 5.25%, 6/1/20	$564,950

		$564,950

Senior Living/Life Care — 1.9%
$520	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$524,363

		$524,363

Solid Waste — 2.6%
$315	Los Angeles, 5.00%, 2/1/20	$357,267
350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	350,329

		$707,596

Special Tax Revenue — 11.2%
$290	Alameda Public Financing Authority, 5.45%, 9/2/14	$296,261
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	184,014
500	California State Economic Recovery, 5.00%, 7/1/18	569,345
190	Corona Public Financing Authority, 5.70%, 9/1/13	190,426
100	Eastern Municipal Water District, 4.80%, 9/1/20	92,333
75	Eastern Municipal Water District, 4.85%, 9/1/21	68,326
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	201,590
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	39,201
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	77,414
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	406,333
145	Santa Margarita Water District, 6.10%, 9/1/14	147,133
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	200,556
100	Temecula Valley Unified School District, 4.75%, 9/1/21	90,567
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	200,488
250	Whittier Public Financing Authority, (Greenleaf Ave. Whittier Redevelopment), 5.50%, 11/1/16	253,165

		$3,017,152

Transportation — 5.2%
$500	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$557,895
500	Long Beach, Harbor Revenue, 5.00%, 5/15/23	554,605
290	Port Redwood City, (AMT), 5.40%, 6/1/19	292,001

		$1,404,501

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 3.8%
$440	Gilroy, Water and Sewer Revenue, 5.00%, 8/1/22	$506,361
500	Metropolitan Water District of Southern California, 5.00%, 7/1/31	533,785

		$1,040,146

Total Tax-Exempt Investments — 97.1% (identified cost $25,316,373)		$26,269,200

Short-Term Investments — 2.0%

Principal
Amount
(000’s omitted)	Description	Value
$534	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$534,370

Total Short-Term Investments — 2.0% (identified cost $534,370)		$534,370

Total Investments — 99.1% (identified cost $25,850,743)		$26,803,570

Other Assets, Less Liabilities — 0.9%		$231,964

Net Assets — 100.0%		$27,035,534

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 38.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 25.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	18 U.S. 10-Year Treasury Note	Short	$(2,166,687)	$(2,205,844)	$(39,157)

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $39,157.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,836,417

Gross unrealized appreciation	$1,097,370
Gross unrealized depreciation	(130,217)

Net unrealized appreciation	$967,153

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$26,269,200	$—	$26,269,200
Short-Term Investments	—	534,370	—	534,370

Total Investments	$—	$26,803,570	$—	$26,803,570

Liability Description
Futures Contracts	$(39,157)	$—	$—	$(39,157)

Total	$(39,157)	$—	$—	$(39,157)

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Plan of Reorganization

On June 7, 2010, the Board of Trustees of the Fund approved a proposal to reorganize the Fund into Eaton Vance National Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust with substantially the same investment objective and principal investment strategies as the Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. After the close of business on June 18, 2010, the Fund was closed to new investors.

4

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 17.6%
$1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	$1,124,840
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,103,890
1,000	Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,124,630
1,055	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,182,497
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,207,180
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	2,056,003
100	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	117,185
200	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	234,952
150	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	174,147
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	883,890
1,000	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/23	1,093,880
625	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.70%, 6/1/18	625,581
1,000	University of Massachusetts Building Authority, 5.00%, 5/1/20	1,133,430

		$12,062,105

Electric Utilities — 2.3%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$513,765
1,000	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	1,075,140

		$1,588,905

Escrowed/Prerefunded — 6.7%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	$607,544
755	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	799,817
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,457,336
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	758,016

		$4,622,713

General Obligations — 9.7%
$500	Burlington, 5.00%, 2/1/15	$576,505
500	Burlington, 5.00%, 2/1/16	582,665
750	Falmouth, 5.25%, 2/1/16	814,380
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,148,840
750	Marshfield, 5.00%, 6/15/21	873,030
1,100	Wellesley, 5.00%, 6/1/16	1,291,257
1,150	Wellesley, 5.00%, 6/1/17	1,358,932

		$6,645,609

Hospital — 7.4%
$500	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	$543,955
600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	635,568
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	910,041
1,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,072,320

1

Principal
Amount
(000’s omitted)	Security	Value
$750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	$821,775
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,067,180

		$5,050,839

Industrial Development Revenue — 1.0%
$745	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$686,912

		$686,912

Insured-Education — 2.0%
$215	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	$220,498
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,125,140

		$1,345,638

Insured-Electric Utilities — 6.4%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/12	$1,062,660
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/13	1,052,850
2,000	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	2,254,780

		$4,370,290

Insured-Escrowed/Prerefunded — 4.2%
$1,000	Boston, (NPFG), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,072,460
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.375%, 5/15/15	1,089,380
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	749,433

		$2,911,273

Insured-General Obligations — 6.3%
$3,105	Boston, (NPFG), 0.125%, 3/1/22	$2,035,638
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,086,100
1,000	Massachusetts, (NPFG), 5.25%, 8/1/22	1,193,360

		$4,315,098

Insured-Hospital — 2.3%
$500	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$521,410
1,000	Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,027,600

		$1,549,010

Insured-Pooled Loans — 1.0%
$675	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	$666,691

		$666,691

Insured-Solid Waste — 2.9%
$1,000	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/13	$1,044,090
890	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/16	915,855

		$1,959,945

Insured-Special Tax Revenue — 3.7%
$1,600	Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,962,192
500	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	569,815

		$2,532,007

Insured-Transportation — 1.5%
$1,000	Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/11	$1,038,300

		$1,038,300

Insured-Water and Sewer — 1.8%
$1,000	Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,223,710

		$1,223,710

2

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 2.4%
$1,000	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,070,150
500	Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	589,880

		$1,660,030

Senior Living/Life Care — 1.6%
$555	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$543,878
275	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	274,469
270	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	254,297

		$1,072,644

Solid Waste — 1.5%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,011,100

		$1,011,100

Special Tax Revenue — 6.5%
$500	Massachusetts, Special Obligation, 5.00%, 6/1/14	$569,435
1,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/19	1,192,460
1,280	Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,504,384
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,175,860

		$4,442,139

Transportation — 4.9%
$500	Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$556,340
1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	1,012,090
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,788,240

		$3,356,670

Water and Sewer — 5.0%
$450	Boston Water and Sewer Commission, 5.00%, 11/1/20	$529,002
1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	1,175,850
1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,170,770
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	526,100

		$3,401,722

Total Tax-Exempt Investments — 98.7% (identified cost $63,224,526)		$67,513,350

Other Assets, Less Liabilities — 1.3%		$919,869

Net Assets — 100.0%		$68,433,219

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 32.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 18.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	34 U.S. 10-Year Treasury Note	Short	$(4,092,631)	$(4,166,594)	$(73,963)
9/10	14 U.S. 30-Year Treasury Bond	Short	(1,736,474)	(1,785,000)	(48,526)

					$(122,489)

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $122,489.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,193,563

Gross unrealized appreciation	$4,420,353
Gross unrealized depreciation	(100,566)

Net unrealized appreciation	$4,319,787

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$67,513,350	$—	$67,513,350

Total Investments	$—	$67,513,350	$—	$67,513,350

Liability Description

Futures Contracts	$(122,489)	$—	$—	$(122,489)

Total	$(122,489)	$—	$—	$(122,489)

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance New Jersey Limited Maturity Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.7%
$1,000	New Jersey Educational Facilities Authority, (Princeton Theological Seminary), 5.00%, 7/1/22	$1,162,810
1,850	New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/19(1)	2,171,123
250	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	290,813
1,000	Rutgers State University, Series F, 5.00%, 5/1/23	1,130,400

		$4,755,146

Electric Utilities — 0.9%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$437,027

		$437,027

Escrowed/Prerefunded — 7.5%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$416,833
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,980,285
750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/11	785,617
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), Prerefunded to 7/1/13, 5.75%, 7/1/23	480,722

		$3,663,457

General Obligations — 6.8%
$450	Franklin Township School District, 4.00%, 8/15/22	$478,521
1,000	Franklin Township School District, 5.00%, 8/15/22	1,162,300
500	Monmouth County Improvement Authority, 5.00%, 12/1/21	570,790
1,000	Princeton Regional School District, 4.75%, 2/1/22	1,130,200

		$3,341,811

Hospital — 7.8%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$1,005,640
265	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	276,005
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	454,086
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	505,640
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	501,065
1,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,100,030

		$3,842,466

Housing — 1.1%
$500	New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$515,235

		$515,235

Industrial Development Revenue — 1.9%
$350	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	$294,854
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	429,368
220	New Jersey Economic Development Water Facilities Authority, (New Jersey American Water Co., Inc.), 5.10%, 6/1/23(2)	220,000

		$944,222

Insured-Education — 5.1%
$545	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	$520,350
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,034,910

1

Principal
Amount
(000’s omitted)	Security	Value
$900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	$923,526

		$2,478,786

Insured-Electric Utilities — 3.6%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	$688,531
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,049,860

		$1,738,391

Insured-Escrowed/Prerefunded — 2.9%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	$1,438,853

		$1,438,853

Insured-General Obligations — 13.4%
$330	Clearview Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	$366,722
250	Freehold Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	291,448
470	Hillsborough Township School District, (AGM), 5.375%, 10/1/18	571,041
1,000	Jackson Township School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	1,219,740
725	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/11	759,119
825	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/14	935,393
500	New Jersey, (AGM), 5.00%, 1/15/22	547,955
500	New Jersey, (AGM), 5.00%, 1/15/23	542,610
1,120	New Jersey, (AMBAC), 5.25%, 7/15/19	1,325,654

		$6,559,682

Insured-Lease Revenue/Certificates of Participation — 3.5%
$1,000	Hudson County, (NPFG), 6.25%, 6/1/15	$1,151,190
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	586,095

		$1,737,285

Insured-Transportation — 2.3%
$1,000	New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/17	$1,149,160

		$1,149,160

Insured-Water and Sewer — 9.5%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,164,862
1,000	North Hudson Sewer Authority, (NPFG), 5.125%, 8/1/22	1,038,150
1,020	Passaic Valley Water Commission, (AGM), 5.00%, 12/15/17	1,165,442
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/16	457,836
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/17	433,880
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/18	411,004

		$4,671,174

Lease Revenue/Certificates of Participation — 5.0%
$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24(3)	$1,314,027
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,148,650

		$2,462,677

Nursing Home — 1.1%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$512,665

		$512,665

Pooled Loans — 7.1%
$2,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$2,380,140
1,000	New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,090,540

		$3,470,680

Senior Living/Life Care — 1.9%
$520	New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$524,014
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	404,528

		$928,542

2

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 0.8%
$180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	$185,078
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	196,068

		$381,146

Transportation — 9.3%
$1,500	New Jersey State Turnpike Authority, 5.00%, 1/1/20	$1,670,070
1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	1,126,830
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,062,380
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	702,310

		$4,561,590

Total Tax-Exempt Investments — 101.2% (identified cost $46,708,406)		$49,589,995

Other Assets, Less Liabilities — (1.2)%		$(573,999)

Net Assets — 100.0%		$49,015,996

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 39.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 21.1% of total investments.

(1)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)		When-issued security.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	70 U.S. 10-Year Treasury Note	Short	$(8,426,005)	$(8,578,281)	$(152,276)

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $152,276.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,653,364

Gross unrealized appreciation	$3,036,264
Gross unrealized depreciation	(99,633)

Net unrealized appreciation	$2,936,631

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$49,589,995	$—	$49,589,995

Total Investments	$—	$49,589,995	$—	$49,589,995

Liability Description
Futures Contracts	$(152,276)	$—	$—	$(152,276)

Total	$(152,276)	$—	$—	$(152,276)

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance New York Limited Maturity Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.6%
$2,000	Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,174,500
600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	524,868

		$2,699,368

Education — 6.1%
$1,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,705,470
455	New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	531,604
1,000	New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	1,099,670
1,500	New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,674,720
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	666,936
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	679,694

		$6,358,094

Electric Utilities — 2.4%
$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70% to 10/1/12 (Put Date), 6/1/36	$2,503,025

		$2,503,025

Escrowed/Prerefunded — 4.5%
$1,000	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 2/1/11, 5.375%, 2/1/13	$1,040,190
1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	1,087,630
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,353,643
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,198,380

		$4,679,843

General Obligations — 1.8%
$1,750	Three Village Central School District (Brookhaven & Smithtown), 4.00%, 5/1/22	$1,839,460

		$1,839,460

Health Care-Miscellaneous — 0.4%
$100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$101,254
400	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	362,540

		$463,794

Hospital — 8.3%
$340	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$333,805
135	Nassau County Industrial Development Agency, (North Shore Health System), 5.625%, 11/1/10	136,338
565	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	580,091
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,205,540
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,016,030
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	203,206
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	507,920
380	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	393,494
1,000	New York Health and Hospital Corp., 5.50%, 2/15/19	1,121,420
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,400,578
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	767,940

		$8,666,362

Housing — 1.8%
$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,030,200
795	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	808,165

		$1,838,365

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 5.9%
$1,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$1,570,890
1,250	New York City Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	1,343,687
1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	1,019,720
1,325	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,028,995
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,152,538

		$6,115,830

Insured-Education — 10.6%
$1,000	New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,032,120
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,107,760
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,510,908
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,182,110
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,216,578
1,455	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,643,976
1,000	New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,194,190
1,000	New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,097,370
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,079,330

		$11,064,342

Insured-Electric Utilities — 5.7%
$500	Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$450,050
2,500	Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	2,665,300
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,389,200
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,389,312

		$5,893,862

Insured-Escrowed/Prerefunded — 0.3%
$250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$304,343

		$304,343

Insured-General Obligations — 3.4%
$500	Clarence Central School District, (AGM), 5.00%, 5/15/17	$535,135
1,000	Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	1,187,470
1,660	Puerto Rico, (FGIC), 5.50%, 7/1/17	1,787,256

		$3,509,861

Insured-Hospital — 2.3%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,853,152
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	523,090

		$2,376,242

Insured-Lease Revenue/Certificates of Participation — 2.1%
$1,000	New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,121,510
1,000	New York Dormitory Authority, (Municipal Health Facilities), (AGM), 5.50%, 1/15/13	1,055,130

		$2,176,640

Insured-Special Tax Revenue — 5.9%
$2,250	New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,175,907
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,373,860
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,644,930

		$6,194,697

Insured-Transportation — 7.9%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,154,890
1,000	Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,120,430
1,000	Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,085,280

2

Principal
Amount
(000’s omitted)	Security	Value
$2,235	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	$2,655,403
1,920	Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	2,258,458

		$8,274,461

Lease Revenue/Certificates of Participation — 1.5%
$500	New York Urban Development Corp., 5.00%, 1/1/18	$566,740
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50% to 1/1/11 (Put Date), 1/1/17	1,050,174

		$1,616,914

Other Revenue — 5.2%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$661,178
750	Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	804,832
1,000	New York City Transitional Finance Authority, 5.25%, 1/15/27	1,089,670
540	New York City Transitional Finance Authority, 6.00%, 7/15/33	615,622
2,030	New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,216,090

		$5,387,392

Senior Living/Life Care — 0.3%
$350	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$345,264

		$345,264

Solid Waste — 2.0%
$2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	$2,053,860

		$2,053,860

Special Tax Revenue — 8.1%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,237,356
1,900	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	2,099,253
500	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/15/14	539,780
3,000	New York State Local Government Assistance Corp., 5.25%, 4/1/16	3,469,680
1,000	New York Thruway Authority, 5.00%, 3/15/20	1,138,120

		$8,484,189

Transportation — 2.0%
$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,074,110
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,062,380

		$2,136,490

Water and Sewer — 6.2%
$1,000	Erie County Water Authority, 5.00%, 12/1/18	$1,171,420
350	Monroe County Water Authority, 5.00%, 8/1/19	407,176
2,430	New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,719,923
515	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/18(1)	563,436
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,102,800
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	542,575

		$6,507,330

Total Tax-Exempt Investments — 97.3% (identified cost $96,871,515)		$101,490,028

3

Short-Term Investments — 1.4%

Principal
Amount
(000’s omitted)	Description	Value
$1,469	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$1,469,238

Total Short-Term Investments — 1.4% (identified cost $1,469,238)		$1,469,238

Total Investments — 98.7% (identified cost $98,340,753)		$102,959,266

Other Assets, Less Liabilities — 1.3%		$1,341,256

Net Assets — 100.0%		$104,300,522

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 38.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 16.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of open financial instruments at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	89 U.S. 10-Year Treasury Note	Short	$(10,713,064)	$(10,906,672)	$(193,608)
9/10	18 U.S. 30-Year Treasury Bond	Short	(2,232,610)	(2,295,000)	(62,390)

					$(255,998)

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $255,998.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,306,330

Gross unrealized appreciation	$5,341,279
Gross unrealized depreciation	(688,343)

Net unrealized appreciation	$4,652,936

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$101,490,028	$—	$101,490,028
Short-Term Investments	—	1,469,238	—	1,469,238

Total Investments	$—	$102,959,266	$—	$102,959,266

Liability Description
Futures Contracts	$(255,998)	$—	$—	$(255,998)

Total	$(255,998)	$—	$—	$(255,998)

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.4%
$300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$290,007

		$290,007

Education — 8.4%
$1,150	Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	$1,330,285
1,040	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,120,933
1,000	Pennsylvania State University, 5.00%, 3/1/24	1,111,440
750	University of Pittsburgh, 5.50%, 9/15/23	873,405
1,000	Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,052,570

		$5,488,633

Electric Utilities — 4.3%
$750	Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00% to 6/1/12 (Put Date), 12/1/42	$793,755
500	Pennsylvania Economic Development Financing Authority, Pollution Control Revenue, (PPL Electric Utility Corp.), 4.85% to 10/1/10 (Put Date), 10/1/23	502,700
1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,088,300
400	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	408,364

		$2,793,119

Escrowed/Prerefunded — 1.2%
$500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	$516,860
270	Lehigh County General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	270,518

		$787,378

General Obligations — 8.8%
$500	Bucks County, 5.125%, 5/1/21	$577,270
1,530	Chester County, 5.00%, 7/15/28	1,693,419
1,000	Daniel Boone Area School District, 5.00%, 8/15/19	1,136,900
400	Montgomery County, 4.375%, 12/1/31(1)	408,588
1,780	Mount Lebanon School District, 5.00%, 2/15/28	1,930,980

		$5,747,157

Hospital — 8.7%
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$549,145
500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	550,255
500	Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	545,865
635	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	663,639
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200,474
750	Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	771,817
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,043,380
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	521,195
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	841,520

		$5,687,290

Housing — 2.1%
$1,335	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,352,542

		$1,352,542

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 2.8%
$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$700,301
500	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	573,640
750	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	582,450

		$1,856,391

Insured-Cogeneration — 1.8%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,149,044

		$1,149,044

Insured-Education — 7.1%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,164,820
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,106,523
500	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	568,395
750	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	806,700

		$4,646,438

Insured-Electric Utilities — 2.3%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (NPFG), 5.35%, 11/1/10	$1,521,465

		$1,521,465

Insured-Escrowed/Prerefunded — 13.1%
$1,000	Council Rock School District, (NPFG), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,063,940
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	514,685
1,000	Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,133,340
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,078,830
1,000	Spring-Ford Area School District, (AGM), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,054,990
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,713,700

		$8,559,485

Insured-General Obligations — 20.3%
$1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,340,088
1,020	Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	870,488
1,250	Cranberry Township, (FGIC), (NPFG), 5.00%, 12/1/20	1,314,425
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,292,304
1,355	McKeesport, (FGIC), (NPFG), 0.00%, 10/1/11	1,331,437
1,000	Palmyra Area School District, (FGIC), (NPFG), 5.00%, 5/1/17	1,058,080
1,000	Pennsylvania, (NPFG), 5.375%, 7/1/19	1,206,750
1,000	Philadelphia School District, (AGM), 5.50%, 6/1/21	1,169,090
1,000	Reading School District, (FGIC), (NPFG), 0.00%, 1/15/12	975,870
1,250	Red Lion Area School District, (AGM), 5.00%, 5/1/23	1,364,312
1,250	Sto-Rox School District, (FGIC), (NPFG), 5.125%, 12/15/22	1,310,375

		$13,233,219

Insured-Hospital — 1.3%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$289,493
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	529,175

		$818,668

Insured-Other Revenue — 3.6%
$750	Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	$828,682
1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,502,550

		$2,331,232

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 0.5%
$350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$346,584

		$346,584

Insured-Transportation — 5.0%
$590	Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/12	$618,379
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,150,440
1,000	Philadelphia Airport, (FGIC), (NPFG), (AMT), 5.375%, 7/1/14	1,001,910
500	Southeastern Pennsylvania Transportation Authority, (FGIC), (NPFG), 5.25%, 3/1/16	503,535

		$3,274,264

Insured-Water and Sewer — 4.8%
$500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$535,750
250	Allegheny County Sanitation Authority, (NPFG), 5.00%, 12/1/19	257,550
2,000	Altoona City Authority Water Revenue, (AGM), 5.25%, 11/1/19	2,345,480

		$3,138,780

Senior Living/Life Care — 0.6%
$390	Cliff House Trust, (AMT), 6.625%, 6/1/27	$204,235
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	191,616

		$395,851

Special Tax Revenue — 1.3%
$750	Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$829,238

		$829,238

Transportation — 0.8%
$500	Pennsylvania Turnpike Commission, 5.00%, 12/1/22	$535,335

		$535,335

Total Tax-Exempt Investments — 99.2% (identified cost $62,051,473)		$64,782,120

Other Assets, Less Liabilities — 0.8%		$494,658

Net Assets — 100.0%		$65,276,778

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 60.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 22.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	40 U.S. 10-Year Treasury Note	Short	$(4,814,860)	$(4,901,875)	$(87,015)
9/10	30 U.S. 30-Year Treasury Bond	Short	(3,721,016)	(3,825,000)	(103,984)

					$(190,999)

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $190,999.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,992,908

Gross unrealized appreciation	$3,348,737
Gross unrealized depreciation	(559,525)

Net unrealized appreciation	$2,789,212

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$64,782,120	$—	$64,782,120

Total Investments	$—	$64,782,120	$—	$64,782,120

Liability Description
Futures Contracts	$(190,999)	$—	$—	$(190,999)

Total	$(190,999)	$—	$—	$(190,999)

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 25, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 25, 2010